UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       11-14-03
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     141
                                            -------------------------

Form 13F Information Table Value Total:     $229,410
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 1381      20000  SH        SOLE           20000
Alliant Techsystems Inc.       com 018804104  428       8900  SH        SOLE           8900
Alltel Corporation             com 020039103 2280      49200  SH        SOLE           49200
American International Group   com 026874107  721      12499  SH        SOLE           12499
Ametek Inc.                    com 031100100  437      10200  SH        SOLE           10200
Anadarko Petroleum Corporation com 032511107  919      22000  SH        SOLE           22000
Arlington Hospitality, Inc.    com 041560103  182      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 4558     127140  SH        SOLE           127140
BB&T Corporation               com 066821109 2650      73800  SH        SOLE           73800
Balchem Corporation            com 057665200 1424      70000  SH        SOLE           70000
Beckman Coulter, Inc.          com 075811109 2701      59300  SH        SOLE           59300
Bed Bath and Beyond Inc.       com 075896100  394      10300  SH        SOLE           10300
Bell South Corp.               com 079860102  296      12500  SH        SOLE           12500
Berkshire Hathaway CLB         com 084670207 1171        469  SH        SOLE           469
Boston Scientific Corporation  com 101137107  957      15000  SH        SOLE           15000
Briggs & Stratton Corp.        com 109043109  394       6700  SH        SOLE           6700
Brookstone Inc.                com 114537103 6260     318250  SH        SOLE           318250
Brunswick Corporation          com 117043109 2067      80500  SH        SOLE           80500
CGX Energy Inc.                com 125405100    8      40000  SH        SOLE           0      40000
Cable Design Technologies
  Corporation                  com 126924109 1320     165000  SH        SOLE           165000
Century Telephone Enterprises  com 156700106 2033      60000  SH        SOLE           60000
Champion Enterprises, Inc.     com 158496109 5020     790500  SH        SOLE           790500
Charles Schwab Corp.           com 808513105  121      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100  230       7502  SH        SOLE           7502
Christopher & Banks Corp.      com 171046105  382      16000  SH        SOLE           16000
Citigroup Inc.                 com 172967101  221       4858  SH        SOLE           4666   192
Clarcor Inc.                   com 179895107  370       9500  SH        SOLE           9500
Coach Inc.                     com 189754104 1441      26400  SH        SOLE           26400
Comerica Inc.                  com 200340107 2488      53400  SH        SOLE           53400
Concord EFS, Inc.              com 206189102 1028      75240  SH        SOLE           75240
Convergys Corporation          com 212485106  565      30800  SH        SOLE           30800
Countrywide Financial
  Corporation                  com 222372104 1127      14400  SH        SOLE           14400
Courier Corporation            com 222660102 1273      25000  SH        SOLE           25000
Craftmade International,Inc.   com 22413E104 5755     245000  SH        SOLE           245000
Darden Restaurants, Inc.       com 237194105  190      10000  SH        SOLE           10000
Diamond Offshore Drilling, Inc.com 25271C102 6265     328000  SH        SOLE           327500 500
Dollar Tree Stores, Inc.       com 256747106 2416      72000  SH        SOLE           72000
Dominion Resources, Inc.       com 25746u109  204       3300  SH        SOLE           3300
Donaldson Company, Inc.        com 257651109  404       7500  SH        SOLE           7500
Dover Corporation              com 260003108 3003      84900  SH        SOLE           84900
Dwyer Group, Inc.              com 267455103  665      10000  SH        SOLE           10000
Eli Lilly & Company            com 532457108 2489      41900  SH        SOLE           41900
Emerson Electric Co.           com 291011104  463       8800  SH        SOLE           8800
Esterline Technologies Corp.   com 297425100 2729     141500  SH        SOLE           141500
Ethan Allen Interiors Inc.     com 297602104  691      19200  SH        SOLE           19200
Excelon Corporation            com 30161n101  222       3500  SH        SOLE           3500
Expeditors International       com 302130109  385      11200  SH        SOLE           11200
Exxon Mobil Corporation        com 302290101 3006      82120  SH        SOLE           82120
FPL Group, Inc.                com 302571104  202       3200  SH        SOLE           3200
FactSet Research Systems Inc.  com 303075105  404       9100  SH        SOLE           9100
Fifth Third Bancorp            com 316773100  606      10900  SH        SOLE           10900
First Health Group Corp.       com 320960107 8429     321000  SH        SOLE           321000
Fleetwood Enterprises Inc.     com 339099103 1806     194800  SH        SOLE           194800
Forest Oil Corporation         com 346091606  390      16300  SH        SOLE           16300
Fortune Brands Inc.            com 349631101 2467      43480  SH        SOLE           43480
Furniture Brands International com 360921100  904      37500  SH        SOLE           37500
Gallagher & Co., (Arthur J.)   com 363576109  427      15100  SH        SOLE           15100
Garmin Ltd.                    com g37260109  406       9700  SH        SOLE           9700
General Dynamics Corporation   com 369550108 3552      45500  SH        SOLE           45500
Gentex Corporation             com 371901109  784      22500  SH        SOLE           22500
Genuine Parts Company          com 372460105 6825     213400  SH        SOLE           213400
Graco Inc.                     com 384109104 1994      53100  SH        SOLE           53100
Guidant Corp.                  com 401698105  389       8300  SH        SOLE           8300
H & R Block, Inc.              com 093671105 3849      89200  SH        SOLE           89200
Harley Davidson, Inc.          com 412822108  964      20000  SH        SOLE           20000
Harris Corporation             com 413875105 2180      60900  SH        SOLE           60900
Health Care Property           com 421915109 3127      66950  SH        SOLE           66950
Hector Communications Corp.    com 422730101 1894     145000  SH        SOLE           145000
Hewlett-Packard Company        com 428236103  254      13137  SH        SOLE           0      13137
Hibbett Sporting Goods, Inc.   com 428565105 3287     136950  SH        SOLE           136950
Hillenbrand Industries, Inc.   com 431573104 2398      42500  SH        SOLE           42500
Host Marriott Corp.            com 44107P104  482      44900  SH        SOLE           44900
Hot Topic Inc.                 com 441339108  845      37500  SH        SOLE           37500
Huntington Bancshares Inc.     com 446150104  234      11800  SH        SOLE           11800
I. Gordon Corporation          com 382784106  192      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 1563     399700  SH        SOLE           399700
Investment Technology
  Group Inc.                   com 46145f105 1860      97000  SH        SOLE           97000
Johnson Controls, Inc.         com 478366107  433       4578  SH        SOLE           4578
Jones Apparel Group Inc.       com 480074103 6668     222800  SH        SOLE           222800
K-Swiss Inc. - Class A         com 482686102  713      19800  SH        SOLE           19800
KB Home                        com 48666k109  429       7200  SH        SOLE           7200
Kaydon Corporation             com 486587108 1187      50000  SH        SOLE           50000
Kellogg Corporation            com 487836108  427      12800  SH        SOLE           12800
Layne Christensen Company      com 521050104 1367     142500  SH        SOLE           142500
Leggett & Platt, Inc.          com 524660107 2676     123700  SH        SOLE           123700
Leucadia National Corporation  com 527288104  583      15400  SH        SOLE           15400
Lincare Holdings Inc.          com 532791100 1666      45500  SH        SOLE           45500
Littelfuse, Inc.               com 537008104  400      17400  SH        SOLE           17400
MBIA Inc.                      com 55262C100 2424      44100  SH        SOLE           44100
Manor Care, Inc.               com 564055101 2940      98000  SH        SOLE           98000
Maritrans Inc.                 com 570363101  525      35000  SH        SOLE           35000
Maxwell Shoe Inc. Cl A         com 577766108 5242     365300  SH        SOLE           365300
McCormick & Co. Inc.           com 579780206  439      16000  SH        SOLE           16000
Merck & Co., Inc.              com 589331107  223       4400  SH        SOLE           4400
Mettler-Toledo Intl Inc.       com 592688105  403      11200  SH        SOLE           11200
Mohawk Industries Inc.         com 608190104 2339      32800  SH        SOLE           32800
Monaco Coach Corporation       com 60886R103 2848     172100  SH        SOLE           172100
Morgan Stanley
  Dean Witter & Co.            com 617446109  373       7400  SH        SOLE           800    6600
NDCHealth Corporation          com 639480102  396      18900  SH        SOLE           18900
National City Corporation      com 635405103  633      21500  SH        SOLE           21500
National Dentex Corporation    com 63563h109 1424      66000  SH        SOLE           66000
Navigant Consulting, Inc.      com 63935n107  207      16800  SH        SOLE           16800
Neogen Corporation             com 640491106 3313     175000  SH        SOLE           175000
Nobel Learning
  Communities, Inc.            com 654889104  268      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 2092      60200  SH        SOLE           60200
PICO Holdings, Inc.            com 693366205  594      45000  SH        SOLE           45000
Patterson-UTI Energy, Inc.     com 703414102  449       7800  SH        SOLE           7800
PepsiCo Inc.                   com 713448108  438       9550  SH        SOLE           9550
Plum Creek Timber Company, Inc.com 729251108  471      18500  SH        SOLE           18500
Polaris Industries Inc.        com 731068102 4590      61900  SH        SOLE           61900
Prima Energy Corp.             com 741901201 1181      46400  SH        SOLE           46400
ProQuest Company               com 74346P102 4276     162600  SH        SOLE           162600
Pulte Homes Inc.               com 745867101 2605      38300  SH        SOLE           26500  11800
Ross Stores, Inc.              com 77829610310076     217200  SH        SOLE           217200
Ryans Family Steak Houses Inc. com 783519101  384      30000  SH        SOLE           30000
SEI Investments Co.            com 784117103  417      12800  SH        SOLE           12800
STERIS Corporation             com 859152100 2020     122500  SH        SOLE           122500
ScanSource Inc.                com 806037107 1552      42500  SH        SOLE           42500
Schering-Plough                com 806605101  494      32450  SH        SOLE           32450
Sears Roebuck & Co.            com 812387108  437      10000  SH        SOLE           10000
Simpson Manufacturing Co., Inc.com 829073105 1636      40000  SH        SOLE           40000
Snap-on Incorporated           com 833034101 1994      71200  SH        SOLE           71200
Sparton Corp.                  com 847235108 1272     120540  SH        SOLE           120540
Stryker Corp.                  com 863667101  610       8100  SH        SOLE           8100
Sungard Data Systems, Inc.     com 867914103 1473      56000  SH        SOLE           56000
Synovus Financial Corp.        com 87161c105 2601     104100  SH        SOLE           104100
TJX Companies, Inc.            com 872540109  806      41500  SH        SOLE           41500
Teleflex Inc.                  com 879369106 2271      52300  SH        SOLE           52300
The Stanley Works              com 854616109 1263      42800  SH        SOLE           42800
Theragenics Corporation        com 883375107  427      75000  SH        SOLE           75000
Toll Brothers Inc.             com 889478103  700      23000  SH        SOLE           23000
Toys "R" Us, Inc.              com 892335100  601      50000  SH        SOLE           50000
Tractor Supply Company         com 892356106 1168      35600  SH        SOLE           35600
Unico American Corporation     com 904607108 2450     529145  SH        SOLE           529145
Velcro Industries N.V.         com 922571104 1102      97100  SH        SOLE           97100
Washington Mutual Inc.         com 939322103  291       7400  SH        SOLE           7400
Washington Real Estate
  Investment Trust             com 939653101 2131      73500  SH        SOLE           73500
Waters Corporation             com 941848103 3610     131600  SH        SOLE           131600
Weyco Group, Inc.              com 962149100  742      15000  SH        SOLE           15000
XTO Energy Inc.                com 98385x106  420      20000  SH        SOLE           20000